Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in carrying amount of goodwill for each reporting unit from December 31, 2015 to March 31, 2017 were as follow:

	Search Services	Transaction Services	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2015	10,823	1,297	3,276	15,396
Goodwill disposed	(38)	(16)	—	(54)

Balance at December 31, 2016	10,785	1,281	3,276	15,342
Goodwill acquired	499	—	—	499

Balance at March 31, 2017	11,284	1,281	3,276	15,841

The changes in carrying amount of goodwill for each reporting unit after March 31, 2017 were as follow:

	Baidu Core	iQIYI	Total
	RMB	RMB	RMB
	(In millions)
Balance at March 31, 2017	12,565	3,276	15,841
Goodwill acquired	81	—	81
Goodwill disposed	(116)	—	(116)

Balance at December 31, 2017	12,530	3,276	15,806

Balance at December 31, 2017, in US$	1,926	503	2,429

Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2016
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
	(In millions)
Land use right	464	(54)	410
Customer relationships	463	(462)	1
Software	544	(424)	120
Trademarks	596	(205)	391
User list	699	(657)	42
Licensed copyrights of video contents	5,608	(2,993)	2,615
Others	738	(459)	279

	9,112	(5,254)	3,858

	As of December 31, 2017
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In millions)
Land use right	464	(193)	271	42
Customer relationships	463	(463)	—	—
Software	537	(499)	38	6
Trademarks	578	(464)	114	17
User list	677	(667)	10	2
Licensed copyrights of video contents	9,384	(4,826)	4,558	700
Others	1,066	(591)	475	73

	13,169	(7,703)	5,466	840

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In millions)
For the years ending December 31,
2018	2,540	390
2019	1,383	213
2020	813	125
2021	304	47
2022	118	18

Indefinite-Lived Intangible Assets	Indefinite-lived intangible assets

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Domain names	9	—	—
Trademarks	5	1	—

	14	1	—